Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In
accordance with Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO
named executive officers (the “Other NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
Pay Versus Performance Table

Year (1) (a)	Summary Compensation Table Total for PEO (2) (b)	Compensation Actually paid to PEO (3) (c)	Average Summary Compensation Table Total for Other NEOs (2) (d)	Average Compensation Actually Paid to Other NEOs (3) (e)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income (millions) (6) (h)	Adjusted EBITDA (millions) (7) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (5) (g)
2022	$13,750,390	$28,454,770	$3,345,183	$4,710,541	$240	$119	$846	$1,611
2021	$12,875,868	$23,880,808	$4,129,996	$5,647,041	$177	$133	$460	$1,047
2020	$7,256,713	$7,136,927	$2,482,312	$2,661,740	$115	$98	$473	$946

(1)	Mr. Arnold has served as the PEO for the entirety of 2022, 2021 and 2020 and our Other NEOs for the applicable years were as follows:

•	2022: Matthew Audette, Edward Fandrey, Dayton Semerjian, Richard Steinmeier and Kabir Sethi

•	2021: Matthew Audette, Dayton Semerjian, Richard Steinmeier and Edward Fandrey

•	2020: Matthew Audette, Scott Seese, Dayton Semerjian and Richard Steinmeier

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Arnold and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs.

(3)
Amounts reported in these columns represent compensation actually paid for the applicable year. Compensation actually paid represents the total compensation reported in the SCT for the applicable year after giving effect to adjustments required by SEC rules. A reconciliation of the adjustments that were used to calculate the CAP amounts from the SCT amounts for Mr. Arnold and for the average of the Other NEOs is set forth in the following table.

	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Summary Compensation Table Total	$13,750,390	$3,345,183	$12,875,868	$4,129,996	$7,256,713	$2,482,312
Less Stock Award Value and Option Award Value Reported in SCT for the Covered Year	8,906,441	1,822,659	8,569,310	2,331,496	4,171,168	902,852
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	9,610,668	1,752,675	8,014,339	2,219,330	4,208,794	1,183,545
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	6,189,193	830,202	5,575,299	805,582	1,142,884	200,353
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	2,122,806	—	1,913,225	413,373	1,203,182	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	5,688,154	605,140	4,071,387	410,256	(2,503,478)	(301,618)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—
Compensation Actually Paid	$28,454,770	$4,710,541	$23,880,808	$5,647,041	$7,136,927	$2,661,740
Totals may not foot du
e
to rounding.
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unveste
d
awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year. For the change in fair value of stock options, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) determined as of the applicable measurement date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date. For the Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year, we used the fair value of RSUs granted to the PEO or Other NEOs, as applicable, who were retirement-eligible as of the date of grant.

(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(5)	“Peer Group” represents the S&P 500 Financial Sector Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)	This column reflects net income as reported for each year in the Company’s Annual Report on Form 10-K.

(7)
Adjusted EBITDA is the company selected measure and is defined as EBITDA, further adjusted to exclude certain non-cash
charges. See Appendix A in this Proxy Statement for a reconciliation of Adjusted EBITDA, a non-GAAP
measure, to net income, the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Arnold has served as the PEO for the entirety of 2022, 2021 and 2020 and our Other NEOs for the applicable years were as follows:

•	2022: Matthew Audette, Edward Fandrey, Dayton Semerjian, Richard Steinmeier and Kabir Sethi

•	2021: Matthew Audette, Dayton Semerjian, Richard Steinmeier and Edward Fandrey

•	2020: Matthew Audette, Scott Seese, Dayton Semerjian and Richard Steinmeier

Peer Group Issuers, Footnote [Text Block]	“Peer Group” represents the S&P 500 Financial Sector Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 13,750,390	$ 12,875,868	$ 7,256,713
PEO Actually Paid Compensation Amount	$ 28,454,770	23,880,808	7,136,927
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in these columns represent compensation actually paid for the applicable year. Compensation actually paid represents the total compensation reported in the SCT for the applicable year after giving effect to adjustments required by SEC rules. A reconciliation of the adjustments that were used to calculate the CAP amounts from the SCT amounts for Mr. Arnold and for the average of the Other NEOs is set forth in the following table.

	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Summary Compensation Table Total	$13,750,390	$3,345,183	$12,875,868	$4,129,996	$7,256,713	$2,482,312
Less Stock Award Value and Option Award Value Reported in SCT for the Covered Year	8,906,441	1,822,659	8,569,310	2,331,496	4,171,168	902,852
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	9,610,668	1,752,675	8,014,339	2,219,330	4,208,794	1,183,545
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	6,189,193	830,202	5,575,299	805,582	1,142,884	200,353
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	2,122,806	—	1,913,225	413,373	1,203,182	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	5,688,154	605,140	4,071,387	410,256	(2,503,478)	(301,618)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—
Compensation Actually Paid	$28,454,770	$4,710,541	$23,880,808	$5,647,041	$7,136,927	$2,661,740

Non-PEO NEO Average Total Compensation Amount	$ 3,345,183	4,129,996	2,482,312
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,710,541	5,647,041	2,661,740
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in these columns represent compensation actually paid for the applicable year. Compensation actually paid represents the total compensation reported in the SCT for the applicable year after giving effect to adjustments required by SEC rules. A reconciliation of the adjustments that were used to calculate the CAP amounts from the SCT amounts for Mr. Arnold and for the average of the Other NEOs is set forth in the following table.

	2022		2021		2020
	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Summary Compensation Table Total	$13,750,390	$3,345,183	$12,875,868	$4,129,996	$7,256,713	$2,482,312
Less Stock Award Value and Option Award Value Reported in SCT for the Covered Year	8,906,441	1,822,659	8,569,310	2,331,496	4,171,168	902,852
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	9,610,668	1,752,675	8,014,339	2,219,330	4,208,794	1,183,545
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	6,189,193	830,202	5,575,299	805,582	1,142,884	200,353
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	2,122,806	—	1,913,225	413,373	1,203,182	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	5,688,154	605,140	4,071,387	410,256	(2,503,478)	(301,618)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—
Compensation Actually Paid	$28,454,770	$4,710,541	$23,880,808	$5,647,041	$7,136,927	$2,661,740

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and TSR.
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and average Other NEOs for the applicable reporting year. Generally, CAP for our PEO, average CAP for our Other NEOs and our TSR have each increased over the periods shown.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and Net Income
. The graph below reflects the relationship between CAP and Net Income for the PEO and the average for our Other NEOs for the applicable reporting year. Generally, CAP for our PEO, average CAP for our Other NEOs and our Net Income have each increased over the periods shown.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure).
The graph below reflects the relationship between CAP and Adjusted EBITDA for our PEO and average Other NEOs for the applicable reporting year. Generally, CAP for our PEO, average CAP for our Other NEOs and our Adjusted EBITDA have each increased over the periods shown.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between CAP and TSR.
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and average Other NEOs for the applicable reporting year. Generally, CAP for our PEO, average CAP for our Other NEOs and our TSR have each increased over the periods shown.

Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and CAP
The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2022. Each metric below is used for purposes of determining payouts under either our annual cash bonus plan or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.

Adjusted EBITDA
Operating Margin
Organic Growth
Relative TSR

Total Shareholder Return Amount	$ 240	177	115
Peer Group Total Shareholder Return Amount	119	133	98
Net Income (Loss)	$ 846,000,000	$ 460,000,000	$ 473,000,000
Company Selected Measure Amount	1,611	1,047	946
PEO Name	Mr. Arnold
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)
Adjusted EBITDA is the company selected measure and is defined as EBITDA, further adjusted to exclude certain non-cash
charges. See Appendix A in this Proxy Statement for a reconciliation of Adjusted EBITDA, a non-GAAP
measure, to net income, the most directly comparable GAAP measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Organic Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Stock Award Value and Option Award Value Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,906,441)	$ (8,569,310)	$ (4,171,168)
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,610,668	8,014,339	4,208,794
PEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,189,193	5,575,299	1,142,884
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,122,806	1,913,225	1,203,182
PEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,688,154	4,071,387	(2,503,478)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award Value and Option Award Value Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,822,659)	(2,331,496)	(902,852)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,752,675	2,219,330	1,183,545
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	830,202	805,582	200,353
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	413,373	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	605,140	410,256	(301,618)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0